Intangible Assets Acquired from Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Line Items]
Accumulated Impairment	$ (30,808)	$ (30,808)
FCI and Centronix
Intangible Assets [Line Items]
Cost	25,377	25,377
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(20,903)	(20,903)
Net Carrying Amount	0	0
FCI and Centronix | Core Technology
Intangible Assets [Line Items]
Cost	15,809	15,809
Accumulated Impairment	(4,474)	(4,474)
Accumulated Amortization	(11,335)	(11,335)
Net Carrying Amount	0	0
FCI and Centronix | Customer Relationships
Intangible Assets [Line Items]
Cost	8,325	8,325
Accumulated Amortization	(8,325)	(8,325)
Net Carrying Amount	0	0
FCI and Centronix | Order backlog
Intangible Assets [Line Items]
Cost	1,243	1,243
Accumulated Amortization	(1,243)	(1,243)
Net Carrying Amount	$ 0	$ 0